LEASES - Additional information (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
LEASES
Rights of use lease assets, net	¥ 5,038,871			$ 730,451	¥ 6,666,759
Present value of lease liabilities	4,458,241			$ 646,281	¥ 6,077,409
Operating lease costs	1,694,074	$ 245,578	¥ 1,737,384
Short-term lease	¥ 480,040	$ 69,588	¥ 316,099
Minimum
LEASES
Lease term	1 year			1 year
Maximum
LEASES
Lease term	50 years			50 years